INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 394,212,193		$ 529,415,678
Land		41,747,860		53,226,657
Other assets		49,639,300		66,317,024
Total Assets		485,599,353		648,959,359
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		348,577,513		457,774,123
Accounts payable and accrued expenses		16,107,662		23,355,176
Other liabilities		40,891,893		66,468,250
Liabilities		405,577,068		547,597,549
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 61,213,116	61,213,116	$ 83,783,188	83,783,188
Other partners		18,809,169		17,578,622
Partners Capital		80,022,285		101,361,810
Liabilities and Stockholders Equity		485,599,353		648,959,359
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		2,085,075		3,332,620
Land		246,238		310,538
Other assets		582,694		1,186,975
Total Assets		2,914,007		4,830,133
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,200,912		4,827,573
Accounts payable and accrued expenses		75,817		110,814
Other liabilities		50,451		59,330
Liabilities		3,327,180		4,997,717
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(725,457)	(725,457)	(520,949)	(520,949)
Other partners		312,284		353,365
Partners Capital		(413,173)		(167,584)
Liabilities and Stockholders Equity		2,914,007		4,830,133
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,489,227		1,572,107
Land		183,210		183,210
Other assets		366,699		331,854
Total Assets		2,039,136		2,087,171
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,297,325		2,329,701
Accounts payable and accrued expenses		22,623		10,649
Other liabilities		40,020		38,458
Liabilities		2,359,968		2,378,808
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(315,319)	(315,319)	(295,435)	(295,435)
Other partners		(5,513)		3,798
Partners Capital		(320,832)		(291,637)
Liabilities and Stockholders Equity		2,039,136		2,087,171
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,945,141		2,058,605
Land		426,603		426,603
Other assets		1,013,637		1,074,777
Total Assets		3,385,381		3,559,985
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,834,362		3,876,441
Accounts payable and accrued expenses		88,761		100,050
Other liabilities		65,589		69,420
Liabilities		3,988,712		4,045,911
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(560,335)	(560,335)	(571,079)	(571,079)
Other partners		(42,996)		85,153
Partners Capital		(603,331)		(485,926)
Liabilities and Stockholders Equity		3,385,381		3,559,985
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,805,126		8,270,196
Land		522,075		911,443
Other assets		1,248,448		3,582,210
Total Assets		6,575,649		12,763,849
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,961,827		7,344,377
Accounts payable and accrued expenses		157,317		347,926
Other liabilities		820,842		4,908,882
Liabilities		5,939,986		12,601,185
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,111,952	1,111,952	2,654,872	2,654,872
Other partners		(476,289)		(2,492,208)
Partners Capital		635,663		162,664
Liabilities and Stockholders Equity		6,575,649		12,763,849
Series Twenty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,402,825		3,627,508
Land		636,838		636,838
Other assets		644,794		653,001
Total Assets		4,684,457		4,917,347
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,238,205		5,325,953
Accounts payable and accrued expenses		118,124		114,929
Other liabilities		411,627		327,523
Liabilities		5,767,956		5,768,405
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,122,338)	(1,122,338)	(931,936)	(931,936)
Other partners		38,839		80,878
Partners Capital		(1,083,499)		(851,058)
Liabilities and Stockholders Equity		4,684,457		4,917,347
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,013,338		3,131,767
Land		203,400		203,400
Other assets		919,878		933,501
Total Assets		4,136,616		4,268,668
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,290,404		3,346,127
Accounts payable and accrued expenses		62,955		70,325
Other liabilities		31,649		26,620
Liabilities		3,385,008		3,443,072
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	926,343	926,343	979,310	979,310
Other partners		(174,735)		(153,714)
Partners Capital		751,608		825,596
Liabilities and Stockholders Equity		4,136,616		4,268,668
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,274,962		8,657,081
Land		620,110		680,110
Other assets		1,105,294		1,418,158
Total Assets		9,000,366		10,755,349
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		10,309,719		11,360,063
Accounts payable and accrued expenses		1,437,631		1,389,206
Other liabilities		1,110,272		1,058,361
Liabilities		12,857,622		13,807,630
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(3,453,802)	(3,453,802)	(2,516,740)	(2,516,740)
Other partners		(403,454)		(535,541)
Partners Capital		(3,857,256)		(3,052,281)
Liabilities and Stockholders Equity		9,000,366		10,755,349
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		12,049,493		17,241,309
Land		1,360,969		2,571,668
Other assets		1,862,638		2,384,013
Total Assets		15,273,100		22,196,990
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		9,390,191		15,287,429
Accounts payable and accrued expenses		346,277		508,324
Other liabilities		2,149,189		2,746,562
Liabilities		11,885,657		18,542,315
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,863,327	1,863,327	1,863,912	1,863,912
Other partners		1,524,116		1,790,763
Partners Capital		3,387,443		3,654,675
Liabilities and Stockholders Equity		15,273,100		22,196,990
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,949,712		7,014,398
Land		251,300		266,222
Other assets		445,890		744,475
Total Assets		4,646,902		8,025,095
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,563,975		8,538,924
Accounts payable and accrued expenses		177,233		328,623
Other liabilities		1,022,213		936,630
Liabilities		5,763,421		9,804,177
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(974,730)	(974,730)	(814,902)	(814,902)
Other partners		(141,789)		(964,180)
Partners Capital		(1,116,519)		(1,779,082)
Liabilities and Stockholders Equity		4,646,902		8,025,095
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,381,511		9,835,315
Land		694,245		694,245
Other assets		2,959,653		1,439,626
Total Assets		13,035,409		11,969,186
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		6,879,017		7,052,254
Accounts payable and accrued expenses		1,061,966		966,993
Other liabilities		3,393,759		1,675,171
Liabilities		11,334,742		9,694,418
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,386,265	1,386,265	1,912,639	1,912,639
Other partners		314,402		362,129
Partners Capital		1,700,667		2,274,768
Liabilities and Stockholders Equity		13,035,409		11,969,186
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,657,707		7,036,190
Land		415,348		415,348
Other assets		831,281		725,493
Total Assets		7,904,336		8,177,031
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		7,235,178		7,370,572
Accounts payable and accrued expenses		337,340		310,357
Other liabilities		699,680		666,265
Liabilities		8,272,198		8,347,194
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(257,393)	(257,393)	(78,853)	(78,853)
Other partners		(110,469)		(91,310)
Partners Capital		(367,862)		(170,163)
Liabilities and Stockholders Equity		7,904,336		8,177,031
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,072,673		16,497,019
Land		725,013		1,102,473
Other assets		1,458,129		2,515,292
Total Assets		10,255,815		20,114,784
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		9,530,208		16,249,514
Accounts payable and accrued expenses		534,648		661,063
Other liabilities		340,754		568,549
Liabilities		10,405,610		17,479,126
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	216,245	216,245	2,292,214	2,292,214
Other partners		(366,040)		343,444
Partners Capital		(149,795)		2,635,658
Liabilities and Stockholders Equity		10,255,815		20,114,784
Series Thirty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		14,247,643		20,224,966
Land		1,185,852		1,360,852
Other assets		1,880,115		2,411,015
Total Assets		17,313,610		23,996,833
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		7,147,321		10,787,090
Accounts payable and accrued expenses		1,213,357		2,769,726
Other liabilities		876,272		1,094,844
Liabilities		9,236,950		14,651,660
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,889,306	5,889,306	7,264,546	7,264,546
Other partners		2,187,354		2,080,627
Partners Capital		8,076,660		9,345,173
Liabilities and Stockholders Equity		17,313,610		23,996,833
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		14,983,903		15,649,517
Land		1,328,537		1,328,537
Other assets		1,256,727		1,467,582
Total Assets		17,569,167		18,445,636
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		6,828,064		7,137,297
Accounts payable and accrued expenses		623,125		671,157
Other liabilities		897,122		894,554
Liabilities		8,348,311		8,703,008
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,341,862	4,341,862	4,538,535	4,538,535
Other partners		4,878,994		5,204,093
Partners Capital		9,220,856		9,742,628
Liabilities and Stockholders Equity		17,569,167		18,445,636
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,939,111		10,453,950
Land		230,576		1,133,280
Other assets		1,074,019		1,991,614
Total Assets		6,243,706		13,578,844
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,273,740		7,233,483
Accounts payable and accrued expenses		222,965		254,244
Other liabilities		818,633		1,250,258
Liabilities		4,315,338		8,737,985
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,168,388	2,168,388	4,711,237	4,711,237
Other partners		(240,020)		129,622
Partners Capital		1,928,368		4,840,859
Liabilities and Stockholders Equity		6,243,706		13,578,844
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,496,199		20,625,675
Land		671,988		2,695,102
Other assets		808,787		2,613,971
Total Assets		7,976,974		25,934,748
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,448,834		15,676,104
Accounts payable and accrued expenses		179,364		399,861
Other liabilities		2,602,051		6,129,396
Liabilities		8,230,249		22,205,361
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	230,905	230,905	1,860,267	1,860,267
Other partners		(484,180)		1,869,120
Partners Capital		(253,275)		3,729,387
Liabilities and Stockholders Equity		7,976,974		25,934,748
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		5,418,554		17,723,639
Land		655,300		1,833,180
Other assets		684,276		2,466,948
Total Assets		6,758,130		22,023,767
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,488,113		12,638,012
Accounts payable and accrued expenses		676,964		1,971,020
Other liabilities		311,735		502,961
Liabilities		4,476,812		15,111,993
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,388,775	1,388,775	4,717,230	4,717,230
Other partners		892,543		2,194,544
Partners Capital		2,281,318		6,911,774
Liabilities and Stockholders Equity		6,758,130		22,023,767
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,913,034		21,832,900
Land		300,501		1,625,738
Other assets		379,600		2,111,926
Total Assets		5,593,135		25,570,564
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,708,987		17,549,703
Accounts payable and accrued expenses		539,389		2,360,796
Other liabilities		599,151		6,332,846
Liabilities		3,847,527		26,243,345
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,851,963	1,851,963	400,279	400,279
Other partners		(106,355)		(1,073,060)
Partners Capital		1,745,608		(672,781)
Liabilities and Stockholders Equity		5,593,135		25,570,564
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,584,676		17,129,023
Land		670,346		1,519,206
Other assets		989,351		1,991,354
Total Assets		9,244,373		20,639,583
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,509,814		13,819,417
Accounts payable and accrued expenses		185,976		250,053
Other liabilities		544,697		2,874,467
Liabilities		5,240,487		16,943,937
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,094,607	6,094,607	5,873,276	5,873,276
Other partners		(2,090,721)		(2,177,630)
Partners Capital		4,003,886		3,695,646
Liabilities and Stockholders Equity		9,244,373		20,639,583
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		704,469		10,554,350
Land		50,000		1,061,888
Other assets		36,912		1,179,735
Total Assets		791,381		12,795,973
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		705,510		10,114,858
Accounts payable and accrued expenses		9,232		222,241
Other liabilities		23,287		2,335,993
Liabilities		738,029		12,673,092
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	63,441	63,441	635,035	635,035
Other partners		(10,089)		(512,154)
Partners Capital		53,352		122,881
Liabilities and Stockholders Equity		791,381		12,795,973
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		34,036,000		44,047,875
Land		3,816,175		4,690,941
Other assets		2,777,597		3,736,506
Total Assets		40,629,772		52,475,322
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		32,191,614		39,778,652
Accounts payable and accrued expenses		1,056,318		1,618,018
Other liabilities		1,710,051		4,687,420
Liabilities		34,957,983		46,084,090
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,153,815	3,153,815	6,774,543	6,774,543
Other partners		2,517,974		(383,311)
Partners Capital		5,671,789		6,391,232
Liabilities and Stockholders Equity		40,629,772		52,475,322
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		52,194,620		56,126,204
Land		7,423,381		7,583,381
Other assets		5,236,886		6,160,084
Total Assets		64,854,887		69,869,669
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		53,514,163		55,916,451
Accounts payable and accrued expenses		1,675,342		1,636,364
Other liabilities		2,686,207		3,729,671
Liabilities		57,875,712		61,282,486
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,012,221	2,012,221	3,285,614	3,285,614
Other partners		4,966,954		5,301,569
Partners Capital		6,979,175		8,587,183
Liabilities and Stockholders Equity		64,854,887		69,869,669
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		38,829,717		40,671,186
Land		5,877,411		5,877,411
Other assets		4,108,842		4,492,349
Total Assets		48,815,970		51,040,946
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		34,987,875		36,161,415
Accounts payable and accrued expenses		2,490,974		2,534,425
Other liabilities		3,815,676		3,819,627
Liabilities		41,294,525		42,515,467
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,832,203	2,832,203	3,373,992	3,373,992
Other partners		4,689,242		5,151,487
Partners Capital		7,521,445		8,525,479
Liabilities and Stockholders Equity		48,815,970		51,040,946
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		41,562,908		43,756,712
Land		4,306,232		4,306,232
Other assets		3,973,680		4,165,140
Total Assets		49,842,820		52,228,084
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		36,674,057		37,823,234
Accounts payable and accrued expenses		1,350,023		1,260,622
Other liabilities		4,916,891		4,929,604
Liabilities		42,940,971		44,013,460
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,395,442	6,395,442	6,814,487	6,814,487
Other partners		506,407		1,400,137
Partners Capital		6,901,849		8,214,624
Liabilities and Stockholders Equity		49,842,820		52,228,084
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		31,835,019		36,930,412
Land		3,008,317		3,130,916
Other assets		3,488,635		4,122,248
Total Assets		38,331,971		44,183,576
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		36,988,184		40,047,937
Accounts payable and accrued expenses		318,124		679,030
Other liabilities		5,494,147		6,225,735
Liabilities		42,800,455		46,952,702
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	934,995	934,995	2,077,901	2,077,901
Other partners		(5,403,479)		(4,847,027)
Partners Capital		(4,468,484)		(2,769,126)
Liabilities and Stockholders Equity		38,331,971		44,183,576
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		41,406,048		47,639,086
Land		3,989,836		4,314,836
Other assets		6,245,976		6,771,223
Total Assets		51,641,860		58,725,145
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		29,953,961		36,009,724
Accounts payable and accrued expenses		815,588		1,383,333
Other liabilities		2,853,533		5,238,485
Liabilities		33,623,082		42,631,542
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	14,043,755	14,043,755	14,658,970	14,658,970
Other partners		3,975,023		1,434,633
Partners Capital		18,018,778		16,093,603
Liabilities and Stockholders Equity		51,641,860		58,725,145
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		30,933,502		37,776,068
Land		1,948,059		2,363,059
Other assets		3,258,862		3,645,954
Total Assets		36,140,423		43,785,081
LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)
Mortgages and construction loans payable		19,425,953		24,171,818
Accounts payable and accrued expenses		330,229		425,027
Other liabilities		2,606,395		3,340,618
Liabilities		22,362,577		27,937,463
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 11,716,680	11,716,680	$ 12,824,223	12,824,223
Other partners		2,061,166		3,023,395
Partners Capital		13,777,846		15,847,618
Liabilities and Stockholders Equity		$ 36,140,423		$ 43,785,081